REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS

7.    REVENUE FROM CONTRACTS WITH CUSTOMERS

Revenue is recognized to the extent that the Group has delivered goods or rendered services under an agreement, the amount of revenue can be reliably measured and it is probable that the economic benefits associated with the transaction will flow to the Group. Revenue is measured at the fair value of the consideration receivable, exclusive of value added taxes and discounts.

The Group obtains revenue from providing mobile and fixed telecommunication services (access charges, voice and video calls, messaging, interconnect fees, fixed and mobile broadband, tv and musical content and connection fees), financial services, integration services, cloud services, tickets distribution, as well as selling equipment, accessories and software. Products and services may be sold separately or in bundle packages. The most significant part of revenue relates to prepaid contracts.

Revenue for access charges, voice and video calls, rendering of cloud services, messaging, interconnect fees and fixed and mobile broadband is recognized as services are rendered. This is based upon either usage (minutes of traffic processed, volume of data transmitted) or passage of time (monthly subscription fees). Revenue from the sale of prepaid credit is deferred until such time as the customer consumes the services or the credit expires.

Revenue from the provision of TV and music content is recognized as the Group renders the service and is recorded either at the gross amount billed to the customers or in the amount of commission fee receivable by the Group.

Revenue from commission services for tickets distribution is recognized as services are rendered.

Revenue from sales of goods (mainly mobile handsets, other mobile devices, software licences) is recognized when the significant risks and rewards of ownership have been transferred to the customer.

For bundled packages, the Group accounts for individual products and services separately if they are distinct, which means that a product or service, as well as the customer benefit, is separately identifiable from other items in the bundled package and a customer can benefit from it. The arrangement consideration is allocated to each separate product and service, based on its relative fair value. The determined fair value of individual elements is generally based on prices at which the deliverable is regularly sold on a stand-alone basis after considering any appropriate volume discounts.

The Group provides retrospective volume discounts under roaming agreements with international and local mobile operators. To estimate the variable consideration in relation to these discounts, the Group uses original data traffic adjusted on a monthly basis to reflect newly-available information. The resulting liability for the expected future discounts is recognized as a reduction of revenue within trade and other payables in the accompanying consolidated statement of financial position.

For contracts that permit customers to return acquired mobile devices, the amount of recognized revenue is adjusted for expected product return or refunds, which are estimated based on the basis of historical data. The respective refund liability is recorded as provision in the accompanying consolidated statement of financial position.

Revenue from the provision of financial services mainly relates to interest bearing assets of MTS Bank. Such revenue is recognized on an accrual basis using the effective interest method. Loan origination fees are deferred together with the related direct costs and are recognised as an adjustment to the effective interest rate of the loan. Comission revenue which is also a significant part of MTS Bank revenue is either recognized at the moment the related operation occurs, or during the period of customer contract duration.

Revenue from integration and construction services mainly relates to project type contracts and is determined by reference to the stage of completion of each respective projects. The stage of completion is calculated using the input method – based on the proportion of costs incurred for work performed to date to the estimated total contract costs. Revenue is recognized cumulatively as total revenue under the project multiplied by percentage of completion as at reporting date. When it is probable that total contract costs will exceed the total contract revenue, the expected loss is recognized as an expense immediately.

Contract balances

Contract balances include trade receivables related to the recognized revenue, contract assets and contract liabilities.

Trade receivables represent an unconditional right to receive consideration (primarily in cash).

Contract assets represent accrued revenues that have not yet been billed to customers due to certain contractual terms other than the passage of time. This is the case in a bundled offering which combines the sale of a mobile device and the provision of mobile services for a fixed-period, where the mobile device is invoiced at a reduced price leading to the reallocation of a portion of amounts invoiced for mobile communication services to the supply of the mobile phone. The excess of the amount allocated to the mobile phone over the price invoiced is recognized as a contract asset and is thus transferred to trade receivables as the service is invoiced. The other part of contract assets relates to the Group’s rights to consideration for work completed but not yet billed for integration services projects.

Contract liabilities represent amounts paid by customers to the Group before receiving the goods and/or services promised in the contract. This is the case for advances received from customers or amounts invoiced or amounts invoiced and paid for goods or services that are yet to be transferred.

The following table provides information about receivables, contract assets and contract liabilities from contracts with customers:

	December 31,
	2021	2020
Receivables	32,361	31,452
Contract assets	189	53
Total assets	32,550	31,505
Less current portion	(20,638)	(29,342)
Total non-current assets	11,912	2,163

Contract liabilities:
Mobile and fixed telecommunication services	(22,064)	(20,714)
Other services	(1,083)	(694)
Loyalty programme	(451)	(434)
Total liabilities	(23,598)	(21,842)
Less current portion	22,621	21,125
Total non-current liabilities	(977)	(717)

Changes in the contract liabilities balances during the period are as follows:

	2021	2020

Balance as of January 1	(21,842)	(21,307)

Revenue recognised that was included in the contract liability balance at the beginning of the period	18,712	17,531
Increase due to cash received, excluding amount recognised as revenue during the period	(20,468)	(18,438)
Disposal of Nvision Group	—	372

Balance as of December 31	(23,598)	(21,842)

The Group expects to recognize revenue related to performance obligations that were unsatisfied (or partially unsatisfied) as of December 31, 2021 as follows:

	2022	2023-2027	2028-2032	Total

Connectivity services	21,087	901	76	22,064
Other services	1,083	—	—	1,083
Loyalty programme	451	—	—	451

The total transaction price assigned to unsatisfied performance obligations is presented below:

	2022	2023-2027	2028-2032	After 2032	Total

Connectivity services	312	519	195	124	1,150
Integration services	111	178	44	—	333

Cost to obtain and fulfill a contract

The Group capitalizes certain incremental costs incurred in acquiring or fullfilling a contract with a customer if the management expects these costs to be recoverable.

The Group uses a practical expedient from IFRS 15 which allows to expense contract costs as incurred when the expected contract duration is one year or less.

Costs of acquiring a contract include commissions paid to a third-party distributors as well as the associated remuneration of the Group’s commercial employees for obtaining a contract with a customer with the expected duration of more than twelve months. These costs are amortized on a straight-line basis over the average life of a long-lived subscriber.

Costs to fulfill a contract mainly relate to costs of equipment transferred to the subscribers required for the provision of services. These costs are amortized on a straight-line basis generally for the period of average subscriber life.

As of December 31, 2021 and 2020 the balances of cost to obtain and fulfill contracts capitalized by the Group amounted to:

	December 31,
	2021	2020
Cost to obtain contracts
Gross book value	14,633	14,268
Accumulated amortization	(6,736)	(6,600)

Cost to fulfill contracts
Gross book value	5,240	4,081
Accumulated amortization	(2,279)	(1,628)

Amortization expense related to cost to obtain and fulfill contracts recognized for the years ended December 31, 2021, 2020 and 2019 amounted RUB 4,076 million, RUB 3,819 million and RUB 3,940 million, respectivly. There was no impairment loss relating to the costs capitalized.